Commitments and Contingencies, textual (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Environmental Remediation Obligations [Abstract]
Insurance Coverage For Pollution	$ 1,000,000
Supplemental Calls Review Period	3 years
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Interest-bearing discount premium payable on the termination date	$ 5,000